SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Net Income (Loss) per Common Share (Policies)	Sep. 30, 2025
December 31, 2024
Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, using the treasury stock method, but only to the extent that such inclusion would not be anti-dilutive. Potentially dilutive securities include convertible notes, stock options, warrants, and restricted stock awards. In periods where the Company reports a net loss, all potentially dilutive securities are considered anti-dilutive and are therefore excluded from the computation of diluted net loss per share. As of December 31, 2024 and 2023 the Company had convertible notes outstanding, however, certain events that triggered, or allowed for, conversion had not yet occurred; therefore as of those dates the Company had no potentially dilutive securities.

September 30, 2025
Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted earnings per share include the effect of potentially dilutive securities such as stock options and convertible instruments but are excluded when the effect would be anti-dilutive. As of September 30, 2025 and 2024 the Company had convertible notes outstanding, however, certain events that would trigger, or allow for, conversion had not yet occurred; therefore as of those dates the Company had no potentially dilutive securities.